Transactions with Related Parties (Details Narrative)	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 06, 2018 USD ($) shares	Jun. 28, 2018 shares	Aug. 03, 2018 shares	Dec. 31, 2020 USD ($)	Dec. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 21, 2016 USD ($)	Dec. 21, 2016 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	May 31, 2020 USD ($)	Dec. 31, 2014
Related Party Transaction [Line Items]
Voyage expenses				$ 200,058,000		$ 222,962,000	$ 121,596,000
Due to Related Parties, Current				1,439,000		4,017,000
General and Administrative Expense				31,881,000		34,819,000	33,972,000
Management fees				18,405,000		17,500,000	11,321,000
Cash portion of the consideration				72,059,000		347,140,000	328,634,000
Charter-in expense				$ 32,055,000		126,813,000	92,896,000
Augustea Vessels [Member]
Related Party Transaction [Line Items]
Vessels acquired			16
Number of shares issued as part of the final consideration | shares | shares			10,277,335
Songa Vessels [Member]
Related Party Transaction [Line Items]
Vessels acquired	15
Number of shares issued as part of the final consideration | shares | shares	13,725,000
Cash portion of the consideration	$ 144,550,000
OCC Vessels [Member]
Related Party Transaction [Line Items]
Vessels acquired		3
Number of shares issued as part of the final consideration | shares | shares		3,304,735
Oaktree Capital Management L.P. [Member]
Related Party Transaction [Line Items]
Number of directors				3
Voting percentage				33.00%
Euro Member Countries, Euro
Related Party Transaction [Line Items]
Foreign Currency Exchange Rate, Translation				1.23
Interchart [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired													33.00%
Voyage expenses				$ 3,780,000		3,850,000	3,400,000
Due from Related Parties				3,000
Interchart [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Monthly lump sum fee							275,000
Interchart [Member] | New Services Agreement [Member]
Related Party Transaction [Line Items]
Monthly lump sum fee						325,000
Interchart [Member] | Services Agreement Renewal [Member]
Related Party Transaction [Line Items]
Monthly lump sum fee				315,000
Management [Member]
Related Party Transaction [Line Items]
Consultancy fees				539,000
Due to Related Parties, Current				252,000		246,000
Management [Member] | Attendance Of Meetings [Member]
Related Party Transaction [Line Items]
Consultancy fees				179,000		179,000	159,000
Management [Member] | Consulting Agreements [Member]
Related Party Transaction [Line Items]
Consultancy fees				598,000		655,000	534,000
Combine Marine Ltd [Member]
Related Party Transaction [Line Items]
Rent expense per month										$ 3,100
Combine Marine Ltd [Member] | Euro Member Countries, Euro
Related Party Transaction [Line Items]
Rent expense per month | €											€ 2,500
Alma Properties [Member]
Related Party Transaction [Line Items]
Rent expense per month								$ 400
Lessee, Operating Lease, Term of Contract								6 years	6 years
Operating Lease, Expense				40,000		39,000	41,000
Alma Properties [Member] | Euro Member Countries, Euro
Related Party Transaction [Line Items]
Rent expense per month | €									€ 300
Oceanbulk Maritime and its affiliates [Member]
Related Party Transaction [Line Items]
Due from Related Parties				426,000		327,000
General and Administrative Expense				$ 268,000		324,000	322,000
Oaktree Shareholder Agreement [Member] | Oaktree Capital Management L.P. [Member]
Related Party Transaction [Line Items]
Number of directors				9
Oaktree Shareholder Agreement [Member] | Beneficial ownership of 40% ore more [Member] | Oaktree Capital Management L.P. [Member]
Related Party Transaction [Line Items]
Number of directors				4
Oaktree Shareholder Agreement [Member] | Beneficial Ownershio of 25% or more but less than 40% [Member] | Oaktree Capital Management L.P. [Member]
Related Party Transaction [Line Items]
Number of directors				3
Oaktree Shareholder Agreement [Member] | Beneficial Ownership of 15% or more but less than 25% [Member] | Oaktree Capital Management L.P. [Member]
Related Party Transaction [Line Items]
Number of directors				2
Oaktree Shareholder Agreement [Member] | Beneficial ownership of 5% or more but less than 15% [Member] | Oaktree Capital Management L.P. [Member]
Related Party Transaction [Line Items]
Number of directors				1
Augustea Technoservices Ltd. [Member]
Related Party Transaction [Line Items]
Voyage expenses				$ 95,000		0	0
Due to Related Parties, Current				1,187,000		2,879,000
Management fees				6,588,000		6,564,000	2,309,000
Songa Shipmanagement Ltd. [Member]
Related Party Transaction [Line Items]
Management fees				0		32,000	376,000
Sydelle [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current				(0)		19,000
Charter-in expense				540,000		5,505,000	0
Sydelle [Member] | Profit Sharing Agreement [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current							302,000
Voyage revenues				0		0	(875,000)
Starocean [Member]
Related Party Transaction [Line Items]
Due from Related Parties				$ 34,000		41,000
Ownership percentage				25.00%
Equity method investment				$ 128,000		123,000
Starocean [Member] | Held By Local Entrepreneurs [Member]
Related Party Transaction [Line Items]
Ownership percentage				75.00%
AOM [Member]
Related Party Transaction [Line Items]
Due from Related Parties				$ 0		195,000
Charter-in expense				5,442,000		2,589,000
Coromel Maritime Limited [Member]
Related Party Transaction [Line Items]
Due from Related Parties				1,000
Due to Related Parties, Current				(0)		873,000
Charter-in expense				249,000		5,723,000	0
Eagle Bulk [Member]
Related Party Transaction [Line Items]
Charter-in expense				$ 0		$ 1,908,000	$ 0
Eagle Bulk [Member] | First Vessel [Member]
Related Party Transaction [Line Items]
Charter hire daily rate						$16.3
Operating Lease, Weighted Average Remaining Lease Term						2 months
Eagle Bulk [Member] | Second Vessel [Member]
Related Party Transaction [Line Items]
Charter hire daily rate						$15.8
Operating Lease, Weighted Average Remaining Lease Term						2 months
Piraeus Bank S. A. [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity												$ 50,350,000
CCL Pool [Member]
Related Party Transaction [Line Items]
Ownership percentage					25.00%
Debt Conversion, Converted Instrument, Amount					$ 125,000